As filed with the Securities and Exchange Commission on March 4, 2010
1933 Act Registration No. 333-36304
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 50 /X/

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 221 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and
 Lincoln ChoicePlus Assurance (Bonus)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Charles A. Brawley, III, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Ronald R. Bessette, Esquire
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on April 2, 2010 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ________________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-4 is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in the Registrant's Registration Statement (File No. 333-40937) as follows: Part A is incorporated by reference to the 497 Filing filed on May 4, 2009, as supplemented May 5, 2009, June 22, 2009, October 9, 2009 and December 11, 2009; Part B is incorporated by reference to the 497 Filing filed on May 4, 2009, as supplemented June 22, 2009; Part C is incorporated by reference to Post-Effective Amendment No. 48 filed on December 9, 2009.

SIGNATURES

a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 50 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 4th day of March, 2010.

Lincoln Life Variable Annuity Account N (Registrant)
Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and
Lincoln ChoicePlus Assurance (Bonus)
By:	/s/ Delson R. Campbell
Delson R. Campbell
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Brian A. Kroll
Brian A. Kroll
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 4, 2010.
Signature	Title
*	President and Director (Principal Executive Officer)
Dennis R. Glass
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President, Chief Adminstrative Officer and Director
Charles C. Cornelio
Senior Vice President and Chief Investment Officer
C. Phillip Elam, II
Senior Vice President and Chief Risk Officer
Randal J. Freitag
*	Senior Vice President and Director
Mark E. Konen
*	Vice President and Director
Keith J. Ryan

*By:/s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell